Assets pledged, collateral received and assets transferred - Narrative (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024
Asset backed funding programmes
Disclosure of unconsolidated structured entities [line items]
Loans and advances	£ 10,567	£ 9,500